Offerings	Oct. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 287,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 25,012.50
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Includes 3,750,000 units, consisting of 3,750,000 Class A ordinary shares and 1,250,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	9,583,333
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the units
Amount Registered | shares	9,583,333
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 110,208,329.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,588.12
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.